UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22264

The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Denise Coursey

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 302-1100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at July 31, 2015

(Unaudited)

Issues	Shares	Value (Note 2)
Equity Securities — 95.07%
Auto Components — 0.88%
Horizon Global Corp. (United States)*	304,933	$3,817,764

Banks — 10.73%
Banco Latinoamericano de Comercio Exterior SA (Panama)	412,235	11,344,707
Bangkok Bank PCL (Thailand)(a)	900,000	4,236,429
Bank of Georgia Holdings PLC (Georgia)	239,638	7,457,834
Credicorp Ltd. (Peru)	250	32,975
HDFC Bank Ltd. (India)(b)	210,000	13,118,700
Monarch Financial Holdings, Inc. (United States)	170,000	2,174,300
Sberbank Rossii OAO (Russia)	7,000,000	8,164,947

		46,529,892

Biotechnology — 0.01%
Forward Pharma A/S ADR (Denmark)*(b)	1,858	60,311

Building Products — 1.86%
American Woodmark Corp. (United States)*	122,771	8,073,421

Chemicals — 1.59%
Innophos Holdings, Inc. (United States)	81,164	4,178,323
Potash Corp. of Saskatchewan Inc. (Canada)	100,000	2,718,000

		6,896,323

Commercial Services & Supplies — 1.73%
Depa Ltd. (United Arab Emirates)*	5,815,390	2,907,695
KAR Auction Services, Inc. (United States)	117,708	4,582,372

		7,490,067

Communications Equipment — 3.65%
Infinera Corp. (United States)*	661,100	15,826,734

Consumer Finance — 1.53%
Gentera SAB de CV (Mexico)	3,850,000	6,628,332

Diversified Financial Services — 3.11%
Berkshire Hathaway, Inc. (United States)*	63	13,482,000

Diversified Telecommunication Services — 1.37%
Level 3 Communications, Inc. (United States)*	117,500	5,933,750

See Notes to Financial Statements.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Electric Utilities — 0.89%
Brookfield Infrastructure Partners LP (Canada)	92,127	$3,856,436

Energy Equipment & Services — 2.18%
CARBO Ceramics, Inc. (United States)	108,581	3,566,886
Geospace Technologies Corp. (United States)*	94,966	1,656,207
National Oilwell Varco, Inc. (United States)	100,000	4,213,000

		9,436,093

Food & Staples Retailing — 3.14%
Costco Wholesale Corp. (United States)	40,000	5,812,000
Whole Foods Market, Inc. (United States)	214,922	7,823,161

		13,635,161

Food Products — 3.18%
BRF - Brasil Foods SA (Brazil)(b)	223,704	4,677,650
Nestle SA (Switzerland)	68,694	5,196,707
PT Nippon Indosari Corpindo Tbk (Indonesia)	44,934,800	3,919,513

		13,793,870

Health Care Equipment & Supplies — 4.83%
Medtronic PLC (Ireland)	59,272	4,646,332
Natus Medical, Inc. (United States)*	268,900	12,143,524
Zimmer Biomet Holdings, Inc. (United States)	40,000	4,162,800

		20,952,656

Health Care Providers & Services — 4.18%
Anthem, Inc. (United States)	78,697	12,140,586
NMC Health PLC (United Arab Emirates)	435,482	5,977,804

		18,118,390

Hotels, Restaurants & Leisure — 2.59%
Chipotle Mexican Grill, Inc. (United States)*	10,400	7,719,192
Wynn Macau Ltd. (Macau)	1,700,000	3,505,927

		11,225,119

Insurance — 7.05%
HCC Insurance Holdings, Inc. (United States)	120,000	9,259,200
Loews Corp. (United States)	181,690	6,924,206
Markel Corp. (United States)*	16,200	14,413,950

		30,597,356

See Notes to Financial Statements.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Internet & Catalog Retail — 4.71%
Amazon.com, Inc. (United States)*	12,500	$6,701,875
CJ O Shopping Co., Ltd. (South Korea)	22,449	3,897,802
TripAdvisor, Inc. (United States)*	50,000	3,969,000
zooplus AG (Germany)*	42,499	5,872,875

		20,441,552

Internet Software & Services — 6.35%
Baidu, Inc. (China)*(b)	51,500	8,891,990
Google, Inc. Class A (United States)*	9,000	5,917,500
Google, Inc. Class C (United States)*	9,024	5,645,504
Xoom Corp. (United States)*	284,862	7,078,821

		27,533,815

Life Sciences Tools & Services — 0.87%
Horizon Discovery Group PLC (United Kingdom)*	800,000	1,973,921
Siegfried Holding Ltd. (Switzerland)*	10,000	1,798,613

		3,772,534

Machinery — 0.83%
TriMas Corp. (United States)*	152,333	3,579,826

Media — 1.81%
BrainJuicer Group PLC (United Kingdom)	700,000	4,496,135
Multiplus SA (Brazil)	278,600	3,371,890

		7,868,025

Metals & Mining — 1.51%
Constellium NV (Netherlands)*	233,752	2,594,647
Horsehead Holding Corp. (United States)*	480,000	3,974,400

		6,569,047

Multiline Retail — 0.97%
PT Mitra Adiperkasa Tbk (Indonesia)*	12,301,000	4,225,331

Oil, Gas & Consumable Fuels — 1.21%
Denbury Resources, Inc. (United States)	412,200	1,624,068
Penn West Petroleum Ltd. (Canada)	1,863,551	2,515,794
Total Gabon SA (Gabon)	4,670	1,123,777

		5,263,639

See Notes to Financial Statements.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Pharmaceuticals — 1.63%
Dr. Reddy’s Laboratories Ltd. (India)(b)	110,177	$7,089,890

Real Estate Investment Trusts — 1.92%
American Tower Corp. (United States)	64,000	6,087,040
Gaming and Leisure Properties, Inc. (United States)	68,217	2,234,107

		8,321,147

Real Estate Management & Development — 1.41%
Henderson Land Development Co., Ltd. (Hong Kong)	892,003	5,885,718
Nam Tai Property, Inc. (Virgin Islands)	45,000	220,500

		6,106,218

Semiconductors & Semiconductor Equipment — 2.94%
Intel Corp. (United States)	219,000	6,340,050
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	290,000	6,411,900

		12,751,950

Software — 2.16%
DuzonBizon Co., Ltd. (South Korea)	513,180	9,360,825

Specialty Retail — 2.25%
Williams-Sonoma, Inc. (United States)	115,000	9,735,900

Technology Hardware, Storage & Peripherals — 1.59%
Apple, Inc. (United States)	57,000	6,914,100

Textiles, Apparel & Luxury Goods — 6.32%
Swatch Group SA (Switzerland)	18,500	7,967,358
Tod’s S.p.A. (Italy)	42,000	4,242,780
Under Armour, Inc. (United States)*	152,820	15,179,611

		27,389,749

Transportation Infrastructure — 0.42%
International Container Terminal Services, Inc. (Philippines)	750,000	1,801,224

Wireless Telecommunication Services — 1.67%
SBA Communications Corp. (United States)*	60,000	7,243,200

Total Equity Securities (Cost $ 292,321,161)		412,321,647

Participatory Notes — 3.63%
Air Freight & Logistics — 0.25%
Aramex PJSC (United Arab Emirates)(c)	1,134,000	1,065,223

See Notes to Financial Statements.

4	Motley Fool Independence Fund

Issues	Shares	Value (Note 2)
Participatory Notes (continued)
Banks — 1.16%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	290,332	$5,049,125

Food Products — 2.22%
Almarai Co. (Saudi Arabia)(c)	385,759	9,643,331

Total Participatory Notes (Cost $ 10,663,675)		15,757,679

Other Investments — 1.61%
Temporary Cash Investment — 1.61%
BNY Mellon Cash Reserve	6,970,314	6,970,314

Total Other Investments (Cost $ 6,970,314)		6,970,314

Total Investments Portfolio (Cost $ 309,955,150) — 100.31%		435,049,640
Assets in Excess of Other Liabilities — (0.31)%		(1,335,900)

NET ASSETS — 100.00%
(Applicable to 20,175,296 shares outstanding)		$433,713,740

*	Non-income producing security.
(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $15,757,679 and represents 3.63% of net assets as of July 31, 2015.

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See Notes to Financial Statements.

Motley Fool Independence Fund	5

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at July 31, 2015. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Infinera Corp.	3.65%
Under Armour, Inc.	3.50
Markel Corp.	3.32
Berkshire Hathaway, Inc.	3.11
HDFC Bank Ltd.	3.03
Natus Medical, Inc.	2.80
Anthem, Inc.	2.80
Banco Latinoamericano de Comercio Exterior SA	2.62
Williams-Sonoma, Inc.	2.24
Almarai Co.	2.22
DuzonBizon Co., Ltd.	2.16

31.45%

*	As of the date of the report, the fund had a holding of 1.61% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Financials	26.91%
Consumer Discretionary	19.53
Information Technology	16.69
Health Care	11.53
Consumer Staples	8.55
Industrials	5.07
Energy	3.39
Materials	3.10
Telecommunication Services	3.04
Utilities	0.89

98.70%

See Notes to Financial Statements.

6	Motley Fool Independence Fund

Top Eleven Countries	% of Net Assets
United States*	55.37%
India	4.66
Switzerland	3.45
Saudi Arabia	3.39
South Korea	3.06
Panama	2.62
United Arab Emirates	2.29
Canada	2.10
China	2.05
Indonesia	1.91
Russia	1.88

82.78%

*	As of the date of the report, the fund had a holding of 1.61% in the BNY Mellon Cash Reserve.

See Notes to Financial Statements.

Motley Fool Independence Fund	7

The Motley Fool Funds Trust

Motley Fool Great America Fund

Schedule of Investments

at July 31, 2015

(Unaudited)

Issues	Shares	Value (Note 2)
Equity Securities — 98.89%
Air Freight & Logistics — 4.20%
CH Robinson Worldwide, Inc. (United States)	46,000	$3,226,900
XPO Logistics, Inc. (United States)*	185,000	8,019,750

		11,246,650

Auto Components — 3.97%
Drew Industries, Inc. (United States)	121,265	7,113,405
Gentex Corp. (United States)	75,000	1,206,000
Horizon Global Corp. (United States)*	184,918	2,315,168

		10,634,573

Automobiles — 2.32%
Thor Industries, Inc. (United States)	111,418	6,226,038

Banks — 5.39%
Access National Corp. (United States)	65,529	1,271,918
Carter Bank & Trust (United States)	496,874	6,260,612
Monarch Financial Holdings, Inc. (United States)	272,900	3,490,391
Suffolk Bancorp. (United States)	118,646	3,419,378

		14,442,299

Beverages — 1.96%
Crimson Wine Group Ltd. (United States)*	574,547	5,262,851

Biotechnology — 2.01%
Genomic Health, Inc. (United States)*	101,935	2,760,400
Myriad Genetics, Inc. (United States)*	77,000	2,627,240

		5,387,640

Building Products — 2.84%
American Woodmark Corp. (United States)*	115,636	7,604,223

Capital Markets — 3.97%
Diamond Hill Investment Group, Inc. (United States)	29,023	5,586,637
Oaktree Capital Group LLC (United States)	91,368	5,042,600

		10,629,237

Chemicals — 1.08%
Innophos Holdings, Inc. (United States)	56,437	2,905,377

Commercial Services & Supplies — 1.23%
KAR Auction Services, Inc. (United States)	85,000	3,309,050

See Notes to Financial Statements.

8	Motley Fool Great America Fund

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Communications Equipment — 3.39%
Infinera Corp. (United States)*	379,500	$9,085,230

Diversified Financial Services — 1.12%
Berkshire Hathaway, Inc. (United States)*	14	2,996,000

Diversified Telecommunication Services — 0.99%
Level 3 Communications, Inc. (United States)*	52,418	2,647,109

Electronic Equipment, Instruments & Components — 2.06%
IPG Photonics Corp. (United States)*	60,000	5,533,200

Energy Equipment & Services — 3.06%
CARBO Ceramics, Inc. (United States)	57,744	1,896,890
Geospace Technologies Corp. (United States)*	71,000	1,238,240
National Oilwell Varco, Inc. (United States)	120,000	5,055,600

		8,190,730

Food & Staples Retailing — 3.19%
Costco Wholesale Corp. (United States)	20,000	2,906,000
Whole Foods Market, Inc. (United States)	154,950	5,640,180

		8,546,180

Health Care Equipment & Supplies — 8.10%
Align Technology, Inc. (United States)*	15,000	940,500
Cooper Companies, Inc. (The) (United States)	20,000	3,540,000
Natus Medical, Inc. (United States)*	179,841	8,121,620
Tandem Diabetes Care, Inc. (United States)*	42,104	528,405
Varian Medical Systems, Inc. (United States)*	67,000	5,766,690
Zimmer Biomet Holdings, Inc. (United States)	27,000	2,809,890

		21,707,105

Health Care Providers & Services — 3.49%
Aceto Corp. (United States)	195,000	4,568,850
Anthem, Inc. (United States)	31,000	4,782,370

		9,351,220

Hotels, Restaurants & Leisure — 6.77%
Chipotle Mexican Grill, Inc. (United States)*	4,800	3,562,704
Panera Bread Co. (United States)*	11,000	2,245,320
Red Robin Gourmet Burgers, Inc. (United States)*	20,000	1,833,000
Texas Roadhouse, Inc. (United States)	214,000	8,429,460
Wynn Resorts Ltd. (United States)	20,000	2,064,600

		18,135,084

See Notes to Financial Statements.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Household Durables — 1.10%
TRI Pointe Homes, Inc. (United States)*	200,000	$2,960,000

Insurance — 6.48%
American National Insurance Co. (United States)	21,181	2,265,308
HCC Insurance Holdings, Inc. (United States)	47,000	3,626,520
Loews Corp. (United States)	102,500	3,906,275
Markel Corp. (United States)*	8,500	7,562,875

		17,360,978

Internet & Catalog Retail — 1.91%
Liberty Interactive Corp. (United States)*	89,000	2,585,450
TripAdvisor, Inc. (United States)*	31,945	2,535,794

		5,121,244

Internet Software & Services — 2.81%
Xoom Corp. (United States)*	196,315	4,878,428
Zillow Group, Inc. (United States)*	32,500	2,648,750

		7,527,178

Leisure Products — 1.28%
Polaris Industries, Inc. (United States)	25,000	3,426,500

Machinery — 1.58%
TriMas Corp. (United States)*	179,794	4,225,159

Metals & Mining — 1.32%
Horsehead Holding Corp. (United States)*	426,401	3,530,600

Oil, Gas & Consumable Fuels — 1.07%
Denbury Resources, Inc. (United States)	725,100	2,856,894

Paper & Forest Products — 2.09%
KapStone Paper and Packaging Corp. (United States)	239,917	5,614,058

Real Estate Investment Trusts — 3.80%
American Tower Corp. (United States)	36,700	3,490,537
Annaly Capital Management, Inc. (United States)	200,000	1,990,000
Gaming and Leisure Properties, Inc. (United States)	62,869	2,058,960
STAG Industrial, Inc. (United States)	135,000	2,651,400

		10,190,897

Specialty Retail — 8.14%
Autozone, Inc. (United States)*	7,300	5,116,862
Cabela’s, Inc. (United States)*	75,000	3,332,250
Tractor Supply Co. (United States)	86,000	7,956,720

See Notes to Financial Statements.

10	Motley Fool Great America Fund

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc. (United States)	63,800	$5,401,308

		21,807,140

Technology Hardware, Storage & Peripherals — 0.91%
Apple, Inc. (United States)	20,000	2,426,000

Textiles, Apparel & Luxury Goods — 2.37%
Under Armour, Inc. (United States)*	64,000	6,357,120

Thrifts & Mortgage Finance — 0.74%
Lake Sunapee Bank Group (United States)	133,207	1,984,784

Wireless Telecommunication Services — 2.15%
SBA Communications Corp. (United States)*	47,800	5,770,416

Total Equity Securities (Cost $ 195,626,928)		264,998,764

Other Investments — 1.40%
Temporary Cash Investment — 1.40%
BNY Mellon Cash Reserve	3,746,075	3,746,075

Total Other Investments (Cost $ 3,746,075)		3,746,075

Total Investment Portfolio (Cost $ 199,373,003) — 100.29%		$268,744,839
Liabilities in Excess of Other Assets — (0.29)%		(774,181)

NET ASSETS — 100.00%
(Applicable to 13,449,928 shares outstanding)		$267,970,658

*	Non-income producing security.

See Notes to Financial Statements.

Motley Fool Great America Fund	11

The following tables show the top 11 holdings and sectors in which the Fund was invested at July 31, 2015. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Infinera Corp.	3.39%
Texas Roadhouse, Inc.	3.15
Natus Medical, Inc.	3.03
XPO Logistics, Inc.	2.99
Tractor Supply Co.	2.97
American Woodwork Corp.	2.84
Markel Corp.	2.82
Drew Industries, Inc.	2.65
Under Armour, Inc.	2.37
Carter Bank & Trust	2.34
Thor Industries, Inc.	2.33

30.88%

*	As of the date of the report, the fund had a holding of 1.40% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Consumer Discretionary	27.86%
Financials	21.50
Health Care	13.60
Industrials	9.85
Information Technology	9.17
Consumer Staples	5.15
Materials	4.50
Energy	4.12
Telecommunication Services	3.14

98.89%

See Notes to Financial Statements.

12	Motley Fool Great America Fund

The Motley Fool Funds Trust

Motley Fool Epic Voyage Fund

Schedule of Investments

at July 31, 2015

(Unaudited)

Issues	Shares	Value (Note 2)
Equity Securities — 86.29%
Banks — 13.20%
Banco Latinoamericano de Comercio Exterior SA (Panama)	51,100	$1,406,272
Bangkok Bank PCL (Thailand)(a)	70,000	329,500
Gronlandsbanken AB (Denmark)	9,287	839,197
HDFC Bank Ltd. (India)(b)	27,500	1,717,925
Sberbank Rossii OAO (Russia)	550,000	641,532

		4,934,426

Beverages — 2.95%
Coca-Cola Icecek AS (Turkey)	27,000	387,788
Corp Lindley SA (Peru)*	948,214	714,263

		1,102,051

Capital Markets — 1.85%
Tarpon Investimentos SA (Brazil)	250,000	692,913

Chemicals — 3.52%
Potash Corp. of Saskatchewan Inc. (Canada)	10,000	271,800
Tessenderlo Chemie NV (Belgium)*	26,666	1,045,386

		1,317,186

Commercial Services & Supplies — 0.93%
Depa Ltd. (United Arab Emirates)*	691,600	345,800

Consumer Finance — 2.07%
Gentera SAB de CV (Mexico)	448,353	771,905

Containers & Packaging — 2.17%
Crown Seal PCL (Thailand)(a)	539,900	811,880

Electronic Equipment, Instruments & Components — 0.59%
Samsung SDI Co., Ltd. (South Korea)	3,000	220,288

Food Products — 6.37%
BRF - Brasil Foods SA (Brazil)(b)	20,000	418,200
Flour Mills of Nigeria PLC (Nigeria)	2,104,000	306,305
Nestle SA (Switzerland)	6,885	520,851
PT Nippon Indosari Corpindo Tbk (Indonesia)	13,022,700	1,135,927

		2,381,283

See Notes to Financial Statements.

Motley Fool Epic Voyage Fund	13

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Health Care Equipment & Supplies — 1.53%
Medtronic PLC (Ireland)	7,292	$571,620

Health Care Providers & Services — 3.89%
NMC Health PLC (United Arab Emirates)	50,000	686,344
Odontoprev SA (Brazil)	237,000	769,015

		1,455,359

Hotels, Restaurants & Leisure — 1.27%
Wynn Macau Ltd. (Macau)	230,000	474,331

Internet & Catalog Retail — 3.96%
CJ O Shopping Co., Ltd. (South Korea)	3,752	651,457
zooplus AG (Germany)*	6,001	829,269

		1,480,726

Internet Software & Services — 3.05%
Baidu, Inc. (China)*(b)	6,600	1,139,556

Leisure Products — 2.24%
Shimano, Inc. (Japan)	6,050	838,729

Life Sciences Tools & Services — 1.85%
Horizon Discovery Group PLC (United Kingdom)*	135,000	333,099
Siegfried Holding Ltd. (Switzerland)*	2,000	359,723

		692,822

Media — 6.08%
BrainJuicer Group PLC (United Kingdom)	231,336	1,485,882
Multiplus SA (Brazil)	65,000	786,694

		2,272,576

Multiline Retail — 2.61%
PT Mitra Adiperkasa Tbk (Indonesia)*	2,842,000	976,213

Personal Products — 2.62%
Kobayashi Pharmaceutical Co., Ltd. (Japan)	12,500	980,527

Pharmaceuticals — 2.55%
Dr. Reddy’s Laboratories Ltd. (India)(b)	14,779	951,029

Real Estate Investment Trusts — 1.33%
Lippo Malls Indonesia Retail Trust (Singapore)	1,925,000	498,141

Real Estate Management & Development — 1.69%
Henderson Land Development Co., Ltd. (Hong Kong)	91,742	605,344

See Notes to Financial Statements.

14	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Real Estate Management & Development (continued)
Nam Tai Property, Inc. (Virgin Islands)	5,000	$24,500

		629,844

Semiconductors & Semiconductor Equipment — 2.99%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	50,500	1,116,555

Software — 4.66%
DuzonBizon Co., Ltd. (South Korea)	84,900	1,548,646
Monitise PLC (United Kingdom)*	2,450,000	191,684

		1,740,330

Textiles, Apparel & Luxury Goods — 5.92%
Brunello Cucinelli SpA (Italy)	47,000	885,760
Swatch Group SA (Switzerland)	2,100	904,403
Tod’s S.p.A. (Italy)	4,200	424,278

		2,214,441

Tobacco — 1.83%
Philip Morris CR AS (Czech Republic)	1,577	685,334

Transportation Infrastructure — 2.57%
International Container Terminal Services, Inc. (Philippines)	400,000	960,652

Total Equity Securities (Cost $ 31,986,322)		32,256,517

Participatory Notes — 7.77%
Banks — 2.02%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	43,333	753,601

Food Products — 4.35%
Almarai Co. (Saudi Arabia)(c)	65,086	1,627,041

Metals & Mining — 1.40%
Aluminum Bahrain BSC (Bahrain)(c)	396,998	524,347

Total Participatory Notes (Cost $ 2,061,361)		2,904,989

Other Investments — 5.21%
Temporary Cash Investment — 5.21%
BNY Mellon Cash Reserve	1,949,527	1,949,527

Total Other Investments (Cost $ 1,949,527)		1,949,527

See Notes to Financial Statements.

Motley Fool Epic Voyage Fund	15

Issues	Shares	Value (Note 2)
Other Investments (continued)
Temporary Cash Investment (continued)
Total Investment Portfolio (Cost $$ 35,997,210) — 99.27%		$37,111,033
Assets in Excess of Other Liabilities — 0.73%		271,581

NET ASSETS — 100.00%
(Applicable to 3,176,400 shares outstanding)		$37,382,614

*	Non-income producing security.
(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $2,904,989and represents 7.77% of net assets as of July 31, 2015.

PCL — Public Company Limited

PLC — Public Limited Company

See Notes to Financial Statements.

16	Motley Fool Epic Voyage Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at July 31, 2015. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
HDFC Bank Ltd.	4.60%
Almarai Co.	4.35
DuzonBizon Co., Ltd.	4.14
BrainJuicer Group PLC	3.97
Banco Latinoamericano de Comercio Exterior SA	3.76
Baidu, Inc.	3.05
PT Nippon Indosari Corpindo Tbk	3.04
Taiwan Semiconductor Manufacturing Co., Ltd.	2.99
Tessenderlo Chemie NV	2.80
Kobayashi Pharmaceutical Co., Ltd.	2.62
PT Mitra Adiperkasa Tbk	2.61

37.93%

*	As of the date of the report, the fund had a holding of 5.21% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Financials	22.15%
Consumer Discretionary	22.09
Consumer Staples	18.13
Information Technology	11.28
Health Care	9.82
Materials	7.10
Industrials	3.49

94.06%

See Notes to Financial Statements.

Motley Fool Epic Voyage Fund	17

Top Eleven Countries	% of Net Assets
United Kingdom	7.21%
Brazil	7.14
India	7.14
South Korea	6.47
Saudi Arabia	6.37
Indonesia	5.65
Japan	4.87
Switzerland	4.77
Panama	3.76
Italy	3.51
Thailand	3.06

59.95%

See Notes to Financial Statements.

18	Motley Fool Epic Voyage Fund

Notes to Schedules of Investments (Unaudited)

1. Security Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of July 31, 2015, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by

The Motley Fool Funds Trust	19

the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

20	The Motley Fool Funds Trust

The Independence Fund and Epic Voyage Fund had significant transfers between Level 1 and Level 2 of $3,919,513 and $1,135,927 respectively, during the period ended July 31, 2015.

The Independence Fund and Epic Voyage Fund had significant transfers between Level 2 and Level 1 of $5,619,912 and $4,096,618 respectively, during the period ended July 31, 2015.

Independence Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
U.S. Common Stocks	$240,128,378
Foreign Common Stocks
Banks	24,496,382
Biotechnology	60,311
Chemicals	2,718,000
Commercial Services & Supplies	2,907,695
Consumer Finance	6,628,332
Electric Utilities	3,856,436
Food Products	4,677,650
Health Care Equipment & Supplies	4,646,332
Health Care Providers & Services	5,977,804
Internet Software & Services	8,891,990
Life Sciences Tools & Services	3,772,534
Media	7,868,025
Metals & Mining	2,594,647
Oil, Gas & Consumable Fuels	3,639,571
Pharmaceuticals	7,089,890
Real Estate Management & Development	220,500
Semiconductors & Semiconductor Equipment	6,411,900
Temporary Cash Investment	6,970,314
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Banks	19,859,210
Food Products	9,116,220
Hotels, Restaurants & Leisure	3,505,927
Internet & Catalog Retail	9,770,677
Multiline Retail	4,225,331
Real Estate Management & Development	5,885,718

The Motley Fool Funds Trust	21

Independence Fund
Valuation Inputs	Value
Software	$9,360,825
Textiles, Apparel & Luxury Goods	12,210,138
Transportation Infrastructure	1,801,224
Participatory Notes	15,757,679
Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$435,049,640

Great America Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
U.S. Common Stocks	$264,998,764
Temporary Cash Investment	3,746,075
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$268,744,839

Epic Voyage Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
Foreign Common Stocks
Banks	$3,963,394
Beverages	1,102,051
Capital Markets	692,913
Chemicals	271,800
Commercial Services & Supplies	345,800
Consumer Finance	771,905
Containers & Packaging	811,880
Food Products	724,505
Health Care Equipment & Supplies	571,620
Healthcare Provider & Services	1,455,359
Internet Software & Services	1,139,556

22	The Motley Fool Funds Trust

Epic Voyage Fund
Valuation Inputs	Value
Life Sciences Tools & Services	$692,822
Media	2,272,576
Pharmaceuticals	951,029
Real Estate Investment Trusts	498,141
Real Estate Management & Development	24,500
Semiconductors & Semiconductor Equipment	1,116,555
Software	191,684
Textiles, Apparel & Luxury Goods	885,760
Tobacco	685,334
Temporary Cash Investment	1,949,527
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Banks	971,032
Chemicals	1,045,386
Electronic Equipment, Instruments & Components	220,288
Food Products	1,656,778
Hotels, Restaurants & Leisure	474,331
Internet & Catalog Retail	1,480,726
Leisure Products	838,729
Multiline Retail	976,213
Personal Products	980,527
Real Estate Management & Development	605,344
Software	1,548,646
Textiles, Apparel & Luxury Goods	1,328,681
Transportation Infrastructure	960,652
Participatory Notes	2,904,989
Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$37,111,033

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

The Motley Fool Funds Trust	23

Foreign Securities

The Independence Fund and the Epic Voyage Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be

24	The Motley Fool Funds Trust

denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The Motley Fool Funds Trust	25

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

26	The Motley Fool Funds Trust

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended July 31, 2015, the Independence, the Great America and the Epic Voyage Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

The Motley Fool Funds Trust	27

3. Federal Income Taxes:

As of July 31, 2015, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short, and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Independence Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$310,113,014	$124,936,626	$154,443,398	$(29,506,772)

Great America Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$199,373,003	$69,371,836	$78,386,327	$(9,014,491)

Epic Voyage Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$35,997,210	$1,113,823	$7,983,216	$(6,869,393)

4. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

28	The Motley Fool Funds Trust

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Motley Fool  Funds Trust

By (Signature and Title)*               /s/ Denise Coursey

                                                         Denise Coursey, President

                                                         (principal executive officer)

Date    9/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Denise Coursey

                                                         Denise Coursey, President

                                                         (principal executive officer)

Date    9/25/15

By (Signature and Title)*                /s/ Gregory N. Haygood

                                                         Gregory N. Haygood, Treasurer

                                                         (principal financial officer)

Date    9/25/15

*	Print the name and title of each signing officer under his or her signature.